Loans And Allowance For Credit Losses (Loans Acquired With Deteriorated Credit Quality) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 117,468	¥ 29,483
Cash flows expected to be collected at acquisitions	77,417	2,854
Fair value of loans at acquisition	63,731	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	86,877	84,728
Additions	13,686
Accretion	(39,981)	(34,373)
Disposals
Reclassifications from nonaccretable difference	29,721	37,793
Foreign currency translation adjustments	4,875	(1,271)
Balance at end of fiscal year	95,178	86,877
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	493,111	662,369
Outstanding balance at end of fiscal year	497,265	493,111
Carrying amount at beginning of fiscal year	212,702	271,909
Carrying amount at end of fiscal year	232,334	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	826	2,854
Carrying amount at end of fiscal year	21,965	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	36,391	34,985
Additional provisions during fiscal year	5,784	5,620
Reductions of allowance during fiscal year	2,066	1,658
Balance of allowance for loan losses at end of fiscal year	¥ 37,381	¥ 36,391